Business Combination - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed (Details) $ / shares in Units, $ in Thousands		Apr. 13, 2023 USD ($) $ / shares	Sep. 13, 2024 USD ($)	Apr. 15, 2024 USD ($)
BSGA [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed [Line Items]
Number of outstanding ordinary shares held by BSGA’s shareholders on acquisition date (thousand shares)		2,607
Closing price of BSGA’s ordinary shares on acquisition date (in USD) (in Dollars per share) | $ / shares		$ 10
Fair value of BSGA’s ordinary shares on acquisition date		$ 26,075
Settlement of pre-existing debtor relationship with BSGA*	[1]	2,607
Total fair value of consideration transferred		28,682
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents		317
Prepayments and other assets		48
Other payables and accruals		(4,834)
Total fair value of assets acquired and liabilities assumed		(4,469)
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee		$ 33,151
Business combinations [Member]
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents				$ 8,723
Trade receivables				49
Prepayments and other assets				2,690
Right-of-use assets				122
Property, plant and equipment				1,323
Identified intangible assets: rights to electrical capacity				22,429
Deferred tax assets				32
Trade payables				(3,367)
Other payables and accruals				(16,384)
Income tax payables				(1,962)
Lease liabilities				(122)
Deferred tax liabilities				(5,093)
Net identifiable assets acquired				8,440
Goodwill				14,451
Net assets acquired				$ 22,891
Acquisition of free chain inc. [Member]
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents			$ 226
Prepayments and other assets			50
Property, plant and equipment			55
Identified intangible assets: technologies			63,633
Trade payables			(708)
Deferred tax liabilities			(10,819)
Net identifiable assets acquired			52,437
Goodwill			21,367
Net assets acquired			$ 73,804

[1]	Settlement of pre-existing debtor relationship with BSGA represent lending made to BSGA.